Other Financial Assets and Financial Liabilities - Summary of Interest-bearing Loans and Borrowings (Detail) ฿ in Thousands, ¥ in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2017 THB (฿)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 SGD ($)	Dec. 31, 2016 THB (฿)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 SGD ($)
Disclosure of detailed information about borrowings [Line Items]
Current interest-bearing loans and borrowings, Amount	$ 41,151	$ 28,225
United States of America, Dollars (USD) [Member]
Disclosure of detailed information about borrowings [Line Items]
Current interest-bearing loans and borrowings, Maturity	Feb. 2018	Nov. 2017
Current interest-bearing loans and borrowings, Amount	$ 3,800	$ 6,500
United States of America, Dollars (USD) [Member] | Bottom of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Current interest-bearing loans and borrowings, Interest rate	3.20%	3.00%	3.20%	3.20%	3.20%	3.00%	3.00%	3.00%
United States of America, Dollars (USD) [Member] | Top of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Current interest-bearing loans and borrowings, Interest rate	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%
Renminbi (RMB) [Member]
Disclosure of detailed information about borrowings [Line Items]
Current interest-bearing loans and borrowings, Maturity	Apr. 2018 ~ Sept. 2018	Feb. 2017 ~ Oct. 2017
Current interest-bearing loans and borrowings, Amount	$ 4,602	$ 4,323		¥ 30,000			¥ 30,200
Renminbi (RMB) [Member] | Bottom of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Current interest-bearing loans and borrowings, Interest rate	4.70%	4.70%	4.70%	4.70%	4.70%	4.70%	4.70%	4.70%
Renminbi (RMB) [Member] | Top of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Current interest-bearing loans and borrowings, Interest rate	5.22%	4.79%	5.22%	5.22%	5.22%	4.79%	4.79%	4.79%
Thai Baht (THB) [Member]
Disclosure of detailed information about borrowings [Line Items]
Current interest-bearing loans and borrowings, Maturity	Jan. 2018 ~ Jun. 2018	Jan. 2017 ~ Jun. 2017
Current interest-bearing loans and borrowings, Amount	$ 32,649	$ 15,043	฿ 1,058,995			฿ 536,095
Thai Baht (THB) [Member] | Bottom of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Current interest-bearing loans and borrowings, Interest rate	1.70%	1.10%	1.70%	1.70%	1.70%	1.10%	1.10%	1.10%
Thai Baht (THB) [Member] | Top of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Current interest-bearing loans and borrowings, Interest rate	2.60%	2.10%	2.60%	2.60%	2.60%	2.10%	2.10%	2.10%
Singapore dollars (SGD) [Member]
Disclosure of detailed information about borrowings [Line Items]
Current interest-bearing loans and borrowings, Maturity	Feb. 2018	Dec. 2017
Current interest-bearing loans and borrowings, Amount	$ 100	$ 2,359			$ 134			$ 3,412
Singapore dollars (SGD) [Member] | Bottom of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Current interest-bearing loans and borrowings, Interest rate	2.47%	2.47%	2.47%	2.47%	2.47%	2.47%	2.47%	2.47%
Singapore dollars (SGD) [Member] | Top of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Current interest-bearing loans and borrowings, Interest rate	2.54%	2.54%	2.54%	2.54%	2.54%	2.54%	2.54%	2.54%